Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (131,451)	$ (36,092)	$ (26,294)	$ (52,012)	$ 60,955
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
(Income) Loss from Equity Method Investment in the Joint Venture	95,732	48,337	43,103	70,487	58,680
Deferred income tax expense (benefit)	(15,806)	(11,584)	(16,809)	(18,595)	(119,621)
(Gain) loss on Sale of Interests in the Joint Venture		(661)		(661)	(14)
(Gain) loss on available for sale debt securities	2,435
Amortization of debt discount and issuance costs	212
Changes in operating assets and liabilities:
Prepaid expenses	(2,315)
Due from the Joint Venture	(972)	(62)	(825)	(72)	524
Income taxes receivable	179	13,292		14,047	(15,828)
Accrued expenses			825	(125)	(524)
Accounts payable and accrued expenses	277	64
Due to McKesson	48,363
Due to the Joint Venture	3,346	(9,663)		(9,661)	15,828
Net cash provided by (used in) operating activities		3,631		3,408
Cash flows from investing activities:
Proceeds from sale of interests in Joint Venture		4,782		6,503	171
Contributions to the Joint Venture			(30)
Investment in debt and equity securities of the Joint Venture	(278,875)
Proceeds from investment in debt and equity securities of the Joint Venture	3,621
Investment in the Joint Venture	(609,818)
Net cash provided by (used in) investing activities	(885,072)	4,782	(30)	6,503	171
Cash flows from financing activities:
Proceeds from issuance of common stock	240,133		30
Proceeds from initial public offering, net of issuance costs	608,679
Proceeds from issuance of equity component of tangible equity units, net of issuance costs	232,929
Proceeds from issuance of debt component of tangible equity units	47,367
Payment of loan costs	(1,421)
Repayment of senior amortizing notes	(3,621)
Proceeds from exercise of equity awards	1,139
Payments to acquire common stock		(4,782)		(6,502)	(171)
Net cash provided by (used in) financing activities	885,072	(4,782)	30	(6,502)	(171)
Net increase (decrease) in cash, cash equivalents and restricted cash		3,631		3,409
Cash, cash equivalents and restricted cash at beginning of period	3,409
Cash, cash equivalents and restricted cash at end of period	$ 3,409	$ 3,631		3,409
Supplemental disclosures of cash flow information
Cash paid for interest			0	0	0
Cash paid for income taxes					15,828
Contributed assets and liabilities:
Dividend receivable			39,724	1,297	5,306
Investment in the Joint Venture			1,392,395
Additional paid in capital			(1,114,815)
Deferred income taxes			(317,304)
Issuance of common stock upon exercise of equity awards:
Investment in the Joint Venture				1,297	5,306
Dividend receivable			(39,724)	(1,297)	(5,306)
Change Healthcare Inc. portion of the Joint Venture equity transactions:
Investment in the Joint Venture			(506)	(2,377)	10,898
Additional paid in capital				(6,043)	(7,427)
Accumulated other comprehensive income			$ 506	$ 8,420	$ (3,471)